                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Medtech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Hutter
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00

Signature, Place, and Date of Signing:


/s/ Michael Hutter
-------------------------------------
Schaffhausen, Switzerland,
February 6, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:          5
Form 13F Information Table Value Total:   $137,444
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
1     28-12665               Medsource N.V.
2     28-12664               Medcare N.V.

                                  BB MEDTECH AG

                           FORM 13F INFORMATION TABLE

       COLUMN 1       COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
    --------------    -------- --------- -------- ------------------ ---------- -------- ---------------------
                      TITLE OF             VALUE    SHS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER      CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
    --------------    -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Celera Corp              COM   15100E106  23,139  2,079,000 SH         DEFINED      1    2,079,000  NONE  NONE
Illumina Inc.            COM   452327109  21,653    831,200 SH         DEFINED      1      831,200  NONE  NONE
Masimo Corp              COM   574795100  31,790  1,065,700 SH         DEFINED      1    1,065,700  NONE  NONE
Mindray Medical
   International Ltd. SPON ADR 602675100  22,230  1,235,000 SH         DEFINED      1    1,235,000  NONE  NONE
Qiagen N.V.              ORD   N72482107  38,632  2,200,000 SH         DEFINED      2    2,200,000  NONE  NONE